15 Judicial Deposits	12 Months Ended
Dec. 31, 2019
Judicial Deposits [Abstract]
Judicial Deposits

15  Judicial Deposits

	12.31.2019	12.31.2018
Taxes claims	351,402	369,423
Labor claims	85,187	84,908
Civil
Civil	53,260	63,484
Easements	5,076	3,280
Customers	1,897	1,861
	60,233	68,625
Others	7,368	5,334
	504,190	528,290